Equity and debt investments at fair value through OCI and other short/long-term investments - Additional Information (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	[1]	$ 4,551,827	$ 6,155,993	$ 2,628,600
Fair value of long term debt instruments designated as measured at fair value through other comprehensive income		14,914,412	6,981,149
Revenue recognized for financial assets measured at fair value through other comprehensive income		2,206,671	4,271,250
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Other short-term investments		3,523,883
Changes in fair value of investment		(967,609)	(4,707,276)
Dividends received		1,867,184	2,459,637	$ 2,628,600
Investments accounted for using equity method in Verizon [Member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received		2,684,643	3,696,356
Equity investment		36,682,372	44,056,945
Equity and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investments at fair value through other comprehensive income (OCI)		$ 33,549,372	$ 44,371,166

[1]	Dividend received during 2021, 2022 and 2023 by Ps. 2,628,600, Ps, 5,426,370 and Ps. 4,590,313, respectively.